SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net change in non-cash working capital items included in mineral properties, plant and equipment:
BCMETC receivable	$ 6,441	$ (6,441)
Accounts payable and accrued liabilities	2,009	1,261
Increase (decrease) in non-cash working capital items	8,450	(5,180)
Opening liabilities from financing activities	463,920	624,365
Proceeds from loan facility, net of transaction costs	16,000	67
Cash payments	226,667	180,416
Other non-cash movements	9,372	19,904
Ending liabilities from financing activities	$ 262,625	$ 463,920